Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Sep. 04, 2014
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2014